< 		  United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2005

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley,Red Bank, NJ April 21, 2005

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto-Culver Co.             COM              013068101    12470   260550 SH       SOLE                   260550
Anadarko Petroleum             COM              032511107     6784    89140 SH       SOLE                    89140
BP Prudhoe Royalty Tr          COM              055630107      258     3700 SH       SOLE                     3700
Bristol-Myers Squibb           COM              110122108       94     3700 SH       SOLE                     3700
British Petroleum              COM              055622104     1922    30800 SH       SOLE                    30800
Cintas Corp.                   COM              172908105    12257   296700 SH       SOLE                   296700
Consol Energy, Inc.            COM              20854P109    10956   233000 SH       SOLE                   233000
Fastenal Co.                   COM              311900104    11896   215110 SH       SOLE                   215110
Gardner Denver, Inc.           COM              365558105    13852   350600 SH       SOLE                   350600
Hathor Exploration             COM              419018106      190   656999 SH       SOLE                   656999
Health Mgmt. Assoc.            COM              421933102    18200   695200 SH       SOLE                   695200
Japan Small Cap. Fd            COM              47109U104    12255  1102100 SH       SOLE                  1102100
Jumbo Development              COM              48138P108      329   830000 SH       SOLE                   830000
Kerr-McGee Corp.               COM              492386107    12006   153270 SH       SOLE                   153270
Kit Resources                  COM              498020106      372  3000000 SH       SOLE                  3000000
Linear Technology              COM              535678106    25513   665965 SH       SOLE                   665965
Mettler-Toledo Int'l           COM              592688105    14600   307372 SH       SOLE                   307372
Occidental Petroleum           COM              674599105     9971   140100 SH       SOLE                   140100
Paccar Inc.                    COM              693718108    11572   159850 SH       SOLE                   159850
Robert Half Int'l              COM              770323103    17182   637300 SH       SOLE                   637300
St. Mary Land & Exp.           COM              792228108    29529   590000 SH       SOLE                   590000
USEC, Inc.                     COM              90333E108      622    38200 SH       SOLE                    38200
Verizon Comm.                  COM              077853109      147     4142 SH       SOLE                     4142
Walgreen Co.                   COM              931422109    13872   312300 SH       SOLE                   312300
Waters Corporation             COM              941848103    13183   368334 SH       SOLE                   368334